Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalent Balances

Cash and cash equivalent balances as of December 31, 2015 and 2014 are summarized as follows:

(in thousands)	2015	2014
Cash and cash equivalents in domestic accounts	$307,578	225,396
Cash and cash equivalents in foreign accounts	81,750	63,787

Total	$389,328	289,183